Taxation (Details) - Schedule of deferred tax assets and deferred tax liability	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Deferred Tax Assets And Deferred Tax Liability Abstract
Net operating loss carried forward	¥ 1,750,257	$ 251,308	¥ 1,724,529
Bad debt provision	96,568	13,866	39,337
Less: Valuation allowance	(1,825,262)	(262,078)	(1,625,548)
Deferred tax assets, net of valuation allowance	¥ 21,563	$ 3,096	¥ 138,318